RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

7. RELATED PARTY TRANSACTIONS

(a) Revenue – related party

Since May 2017, the Company has entered into a series of contracts with Taoping New Media Co., Ltd. (TNM) and its affiliates for the sale of the Company’s Cloud-Application-Terminal based digital ads display terminals, software and technical services. Taoping New Media was a related party company controlled by Mr. Lin, the Company’s Chairman and Chief Executive Officer, until the Company’s completion of the acquisition on June 9, 2021, after which date the related party transactions were eliminated in the Company’s consolidated financial statements. For the years ended December 31, 2022, 2021 and 2020, revenues from related parties for sales of products and advertising were approximately $0.1 million, $0.1 million and $0.4 million, respectively. Accounts receivable from related parties, net of allowance for credit losses, as of December 31, 2022, 2021 and 2020 were approximately $0.1 million, $0.4 million and $4.2 million, respectively. Advances received from related parties were approximately $0.1 million, $0.1 million and $0.2 million as of December 31, 2022, 2021 and 2020, respectively.

(b) Other revenue – related parties

For the years ended December 31, 2021 and 2020, the Company had a rental income of approximately $27,000 and $61,000, respectively, from TNM which was for the office lease between TNM and the Company. Upon completion of the Company’s acquisition of TNM on June 9, 2021, the related party rental income was eliminated in the Company’s consolidated financial statements thereafter. Other revenue generated from related parties also includes system maintenance service provided to Taoping affiliate customers, which was approximately $20,000, $49,000 and $85,000, for the years ended December 31, 2022, 2021 and 2020, respectively.

(c) Amount due to related parties

As of December 31, 2022 and 2021, the amount due to related parties was $3.3 million and $3.1 million, respectively, which included a loan of RMB20 million from a related company 100% owned by Mr. Lin for 12-month at the interest of 5.85% per annum, which matures on May 18, 2023.